Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Burney U.S. Factor Rotation ETF | Burney U.S. Factor Rotation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	28.71%	22.33%